Risks Arising from Financial Instruments - Summary of Carrying Amount of Financial Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Net carrying amount	$ 4,714	$ 5,517
Trade receivables [member]
Disclosure of credit risk exposure [line items]
Net carrying amount	3,792	4,347
Other receivables [member]
Disclosure of credit risk exposure [line items]
Net carrying amount	923	1,170
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Net carrying amount	5,152	5,978
Gross carrying amount [member] | Trade receivables [member]
Disclosure of credit risk exposure [line items]
Net carrying amount	4,168	4,734
Gross carrying amount [member] | Other receivables [member]
Disclosure of credit risk exposure [line items]
Net carrying amount	984	1,244
Impairment losses [member]
Disclosure of credit risk exposure [line items]
Net carrying amount	(438)	(462)
Impairment losses [member] | Trade receivables [member]
Disclosure of credit risk exposure [line items]
Net carrying amount	(377)	(387)
Impairment losses [member] | Other receivables [member]
Disclosure of credit risk exposure [line items]
Net carrying amount	$ (61)	$ (74)